Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Deferred tax assets valuation allowance	$ (267)
Deferred tax liabilities
Deferred tax assets valuation allowance	$ 267
Expiration date of tax credit carryforwards	Dec. 31, 2041
Undistributed earnings of foreign subsidiaries	$ 0
Restatement adjustment [Member] | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]
Deferred tax liabilities
Net deferred tax liability		$ (68)
Accrued expenses and other liabilities [Member]
Deferred Tax Assets
Allowance for credit losses	3,415	4,871
Deferred compensation and employee benefits	3,124	3,225
Accrued expenses	1,300	1,503
Lease liabilities	1,142	1,262
Net operating loss and tax credit carry forwards	382	366
Other	1,048	944
Total deferred tax assets	10,411	12,171
Deferred tax assets valuation allowance	(267)	(310)
Deferred tax liabilities
Mark to market, net	(3,631)	(4,043)
Leasing and fixed assets	(3,523)	(4,163)
Mortgage servicing rights	(2,414)	(2,647)
Right-of-use assets	(948)	(1,085)
Intangible assets	(559)	(605)
Basis difference in investments	(496)	(1,484)
Net unrealized gains on debt securities	(278)	(1,056)
Other	(1,082)	(1,468)
Total deferred tax liabilities	(12,931)	(16,551)
Net deferred tax liability	(2,787)	(4,690)
Deferred tax assets valuation allowance	$ 267	$ 310